Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (6,832)	$ (2,415)	$ 2,901
Adjustments to reconcile net income (loss) to net cash provided (used in) by operating activities:
Depreciation	752	657	537
Share-based compensation and RSUs	2,228	2,121	2,216
Change in:
Severance pay, net	81	(63)	42
Trade receivables, net	9,303	13	(15,865)
Other account receivables and prepaid expenses	(1,753)	658	(520)
Inventories	(1,135)	901	(560)
Trade payables	998	(182)	(1,150)
Employees and payroll accruals	717	(622)	524
Other liabilities and accrued expenses	2,694	(848)	1,385
Deferred revenue and advances from customers	562	(2,169)	(109)
Operating lease right-of-use assets and liabilities, net and effect of exchange rate differences	388
Accrued interest on short-term bank deposits	(1,163)
Net cash provided by (used in) operating activities	6,840	(1,949)	(10,599)
Cash flows from investing activities:
Repayment of (investment in) short-term bank deposits	(61,917)	40,000	(40,000)
Purchase of property and equipment	(699)	(662)	(790)
Net cash provided by (used in) investing activities	(62,616)	39,338	(40,790)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net of issuance costs upon follow-on public offering			30,206
Exercise of options into Ordinary Shares	16	2,133	891
Net cash provided by financing activities	16	2,133	31,097
Foreign currency translation adjustments on cash and cash equivalents	(27)	(145)	(15)
Increase (decrease) in cash and cash equivalents	(55,787)	39,377	(20,307)
Cash and cash equivalents and restricted bank deposit at beginning of the period	61,988	22,611	42,918
Cash and cash equivalents and restricted bank deposit at end of the period	6,201	61,988	22,611
(a) Non-cash investing activities:
Purchase of property and equipment	47	152	239
Operating lease right-of-use assets	1,133
(b) Cash paid during the year for:
Taxes on income	$ 118	$ 25	$ 83